Intangible Assets, Net	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

9. Intangible Assets, Net

As of September 30, 2025 and 2024, intangible assets, net, consisted of the following:

	As of September 30,
	2025	2024

Intangible assets, gross	$1,368,417	$1,158,243
Less: accumulated amortization	(467,382)	(64,347)
Intangible assets, net	$901,035	$1,093,896

The Company acquired a fintech solution from a third-party vendor in August 2024 for $1,158,243 (equivalent to MOP 9,270,000). This solution is an AI-driven algorithmic platform offering a range of fintech services, including algorithmic and big data models to its customers. Upon acquisition, the vendor transferred full ownership and all related rights of the fintech solution to the Company.

The Company acquired a blockchain system from a third-party vendor in July 2025 for $212,008 (equivalent to MOP 1,699,500). This system is a proprietary distributed-ledger technology platform designed to support secure, transparent, and efficient transaction processing and to enable the provision of blockchain-based services to its customers. Upon acquisition, the vendor transferred full ownership and all related rights of the blockchain system to the Company.

During the year, the Company entered into a contract to upgrade the existing algorithmic and big data models. The total contract sum amounted to US$192,735 (equivalent to MOP 1,545,000). As at September 30, 2025, the Company had paid deposits of US$141,339 (equivalent to MOP 1,133,000), which were recorded as deposits under current assets. The remaining contractual commitments in respect of this upgrade amounted to US$51,396 (equivalent to MOP 412,000) as at year end. The deposits will be reclassified to intangible assets when the upgrade is ready and available for its intended use (i.e., placed in service), which is expected to occur in January 2026.

Amortization expense was $402,527, $64,006 and nil for the years ended September 30, 2025, 2024 and 2023, respectively.

The estimated aggregate intangible asset amortization expense for the next three fiscal years is as follows:

As of September 30,	Estimated Amortization Expense
2026	$456,139
2027	391,894
2028	53,002
$901,035